UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   November 3, 2005

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: 213,685

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications         Common Stocks    000886309     3543   158725 SH       SOLE                   158725
AFC Enterprises                Common Stocks    00104Q107     3766   249050 SH       SOLE                   249050
Allstate                       Common Stocks    020002101     2971    54942 SH       SOLE                    54942
Alpha Natural Resources        Common Stocks    02076X102     2497   130000 SH       SOLE                   130000
AmSurg Corp.                   Common Stocks    03232P405     3214   140605 SH       SOLE                   140605
Anadarko Petroleum             Common Stocks    032511107     2942    31046 SH       SOLE                    31046
Analog Devices                 Common Stocks    032654105     2287    63769 SH       SOLE                    63769
Apria Healthcare Group         Common Stocks    037933108     3107   128859 SH       SOLE                   128859
Arlington Tanker Ltd           Common Stocks    G04899103     5295   243458 SH       SOLE                   243458
AT&T                           Common Stocks    845333103      356    14535 SH       SOLE                    14535
Autoliv                        Common Stocks    052800109     3227    71050 SH       SOLE                    71050
Aviza Technology               Common Stocks    05381A105      379    71976 SH       SOLE                    71976
Cache                          Common Stocks    127150308     2095   120950 SH       SOLE                   120950
Career Education               Common Stocks    141665109     5084   150775 SH       SOLE                   150775
Casual Male Retail Group       Common Stocks    148711104     2781   453700 SH       SOLE                   453700
CEC Entertainment              Common Stocks    125137109     2654    77970 SH       SOLE                    77970
Celgene                        Common Stocks    151020104     2044    31550 SH       SOLE                    31550
Christopher & Banks            Common Stocks    171046105     4128   219817 SH       SOLE                   219817
Clark Inc.                     Common Stocks    181457102     2460   185650 SH       SOLE                   185650
Clear Channel Communications   Common Stocks    184502102     4174   132715 SH       SOLE                   132715
Collegiate Pacific             Common Stocks    194589206      763    83800 SH       SOLE                    83800
Corinthian Colleges            Common Stocks    218868107     3033   257650 SH       SOLE                   257650
Digi International             Common Stocks    253798102     4032   384350 SH       SOLE                   384350
Diodes Inc.                    Common Stocks    254543101     3339   107534 SH       SOLE                   107534
Eagle Bulk Shipping            Common Stocks    Y2187A101     6751   424050 SH       SOLE                   424050
Eaton Vance Ltd Duration       Common Stocks    27828H105     1542    95910 SH       SOLE                    95910
Enterprise Prd Prtners LP      Common Stocks    293792107     1053    43877 SH       SOLE                    43877
Epix Pharmaceuticals           Common Stocks    26881Q101     1413   349702 SH       SOLE                   349702
Exxon Mobil                    Common Stocks    30231G102      750    13347 SH       SOLE                    13347
Federated Investors            Common Stocks    314211103     3576    96550 SH       SOLE                    96550
Felcor Lodging Pfd             Preferred Stocks 31430F200     2232    94175 SH       SOLE                    94175
First Data                     Common Stocks    319963104     3504    81479 SH       SOLE                    81479
Frontline Ltd                  Common Stocks    G3682E127     2938    77467 SH       SOLE                    77467
Haverty Furniture              Common Stocks    419596101     2386   185125 SH       SOLE                   185125
Hub International              Common Stocks    44332P101     1735    67250 SH       SOLE                    67250
ICON Plc ADR                   Common Stocks    45103T107     3590    87275 SH       SOLE                    87275
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1253  1323000 SH       SOLE                  1323000
International Rectifier        Common Stocks    460254105     4176   130895 SH       SOLE                   130895
Intevac                        Common Stocks    461148108     2942   222850 SH       SOLE                   222850
ISIS Pharmaceuticals           Common Stocks    464330109     1695   323425 SH       SOLE                   323425
Jones Apparel                  Common Stocks    480074103     3491   113644 SH       SOLE                   113644
Keithley Instruments           Common Stocks    487584104     2810   201017 SH       SOLE                   201017
Mediacom 5.25% 7/1/06          Conv Bonds       58446KAA3     2552  2571000 SH       SOLE                  2571000
Multi-Fineline Electronix      Common Stocks    62541B101     3211    66650 SH       SOLE                    66650
National Oilwell Varco         Common Stocks    637071101     2809    44795 SH       SOLE                    44795
Navigant International         Common Stocks    63935R108     2491   229585 SH       SOLE                   229585
NBTY, Inc.                     Common Stocks    628782104     3711   228350 SH       SOLE                   228350
Newport Corp                   Common Stocks    651824104     3627   267869 SH       SOLE                   267869
Novell                         Common Stocks    670006105     3130   354450 SH       SOLE                   354450
NPS Pharmaceuticals            Common Stocks    62936P103     2640   222984 SH       SOLE                   222984
Omnivision Technologies        Common Stocks    682128103     4097   205275 SH       SOLE                   205275
Oplink Communications          Common Stocks    68375Q106      958    66095 SH       SOLE                    66095
OSI Systems, Inc.              Common Stocks    671044105     2575   140025 SH       SOLE                   140025
Pacer International            Common Stocks    69373H106     3271   125516 SH       SOLE                   125516
Pep Boys 4.25%  6/1/07         Conv Bonds       713278AP4     2437  2508000 SH       SOLE                  2508000
Plains All Amern Pipeline LP   Common Stocks    726503105     3770    95271 SH       SOLE                    95271
Pogo Producing                 Common Stocks    730448107     3331    66871 SH       SOLE                    66871
Precision Drilling Trust       Common Stocks    740215108     4065   123175 SH       SOLE                   123175
R H Donnelley                  Common Stocks    74955W307     2343    38025 SH       SOLE                    38025
Salix Pharmaceuticals          Common Stocks    795435106     4100   233200 SH       SOLE                   233200
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2921   271956 SH       SOLE                   271956
Ship Finance                   Common Stocks    G81075106     2615   154752 SH       SOLE                   154752
SigmaTel                       Common Stocks    82661W107      497    37950 SH       SOLE                    37950
Southwest Airlines             Common Stocks    844741108     2500   152170 SH       SOLE                   152170
SpectraLink                    Common Stocks    847580107     2530   213155 SH       SOLE                   213155
St. Paul Travelers             Common Stocks    792860108     3994    89406 SH       SOLE                    89406
Sypris Solutions               Common Stocks    871655106     3374   338043 SH       SOLE                   338043
Tempur-Pedic International     Common Stocks    88023U101     3932   341950 SH       SOLE                   341950
TEPPCO Partners LP             Common Stocks    872384102      611    17550 SH       SOLE                    17550
Triad Hospitals                Common Stocks    89579K109     3005    76600 SH       SOLE                    76600
Ultra Petroleum                Common Stocks    903914109     4522    81040 SH       SOLE                    81040
Universal Display              Common Stocks    91347P105      906    86226 SH       SOLE                    86226
Univision Communications       Common Stocks    914906102     4003   136191 SH       SOLE                   136191
Viacom Inc B (OLD)             Common Stocks    925524308     3817   117095 SH       SOLE                   117095
West Marine                    Common Stocks    954235107     1332    95300 SH       SOLE                    95300